Forward Purchase Agreement	6 Months Ended
Jun. 30, 2024
Disclosure Of Forward Purchase Agreement [Abstract]
Forward Purchase Agreement
7.
Forward Purchase Agreement

On March 25, 2024, the Company entered into the Forward Purchase Agreement with Sandia, pursuant to which Sandia purchased, from the open market, 1,000,000 Recycled Shares and 500,000 Additional Shares, which represents the maximum number of shares subject to purchase under the Forward Purchase Agreement, subject to adjustment as described below (the “Maximum Number of Shares”). The number of shares subject to the Forward Purchase Agreement (the “Number of Shares”) is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

Pursuant to the Forward Purchase Agreement, at the Closing of the Merger, the Company prepaid to Sandia (the “Prepayment”), with respect to the Recycled Shares, with proceeds from the trust account, a cash amount equal to the (x) product of the number Recycled Shares and (y) $10.99 per share, totaling $10,986 which was paid at the Closing of the Merger. With respect to the Additional Shares, a per share amount equal to $10.99 per share was netted against the proceeds from the Additional Shares received from Sandia, resulting in no cash received or paid for the share issuance.

As of June 30, 2024, the reset price (the “Reset Price”) was $10.00 per share and will be subject to reset on a monthly basis (each a “Reset Date”), with the first such Reset Date occurring 180 days after the closing date of the Merger, to be greater of (a) $4.50 and (b) the 30-day volume weighted average price of shares of the Company’s common stock immediately preceding such Reset Date. Except as described below, the Reset Price will be reduced immediately to any lower price at which the Company closes any agreement to sell or grants any right to reprice, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition of) any shares of the Company’s common stock or securities of the Company or any of its subsidiaries convertible, exercisable or exchangeable into, or otherwise entitles the holder thereof to receive, shares of the Company’s common stock or other securities (a “Dilutive Offering and, such reset, a Dilutive Offering Reset”).

In the event of a Dilutive Offering Reset, the Maximum Number of Shares will be increased to an amount equal to the quotient of (i) 1,500,000 divided by (ii) the quotient of (a) the price of such Dilutive Offering divided by (b) $10.00. In such event, Sandia has the right to purchase more Additional Shares, up to the Maximum Number of Shares, for which the Company will be required to provide a cash prepayment to Sandia netted against the purchase price for such shares, and such Additional Shares will be subject to the terms of the Forward Purchase Agreement.

To the extent Sandia does not early terminate shares purchased under the Forward Purchase Agreement, as described below, the parties will settle the then outstanding shares held by Sandia upon the Valuation Date, such date being two years from the Closing of the Merger, March 28, 2026, subject to acceleration under certain circumstances, including the occurrence of a VWAP Trigger Event, defined as an event that occurs if the volume weighted average price per share on any scheduled trading day, for any 20 trading days during a 30 consecutive trading day-period, is below $1.00 per share. On the Cash Settlement Payment Date, which is the tenth business day following the last day of the valuation period commencing on the Valuation Date, as described in the Forward Purchase Agreement (the “Valuation Period”), Sandia will pay the Company a cash amount equal to (A) the number of shares subject to the Forward Purchase Agreement as of the Valuation Date less the number of unregistered shares, multiplied by (B) the volume-weighted average price over the Valuation Period (the “Settlement Amount”); provided, that if the amount of the Settlement Amount Adjustment (as defined below) payable by the Company to Sandia is less than the Settlement Amount, then the Settlement Amount Adjustment will be automatically netted from the Settlement Amount and any remaining amount paid in cash. The Company will pay to Sandia on the Cash Settlement Payment Date an amount (the “Settlement Amount Adjustment”) equal to (1) the Number of Shares as of the Valuation Date multiplied by $2.00 per share if the amount is to be paid in cash, or (2) if the Settlement Amount Adjustment exceeds the Settlement Amount, the Company may at its election pay the Settlement Amount Adjustment to Sandia in shares of common stock of the Company, in an amount equal to the product of the number of shares, including the Recycled Shares and the Additional Shares as of the Valuation Date multiplied by $2.25; provided, that in certain circumstances as described in the Forward Purchase Agreement, including if a Delisting Event (as defined in the Forward Purchase Agreement) occurs during the Valuation Period, such amount must be paid in cash.

In addition, during the term of the Forward Purchase Agreement, Sandia may elect to terminate the transaction in whole or in part by providing a written notice to the Company, which will specify the quantity by which the number of shares will be reduced (the “Terminated Shares”). The Company shall be entitled to an amount from Sandia, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price, as defined hereafter, on the date of notice.

The Company has determined that the Optional Early Termination provision and the Variable Maturity Consideration, within the Forward Purchase Agreement as combined are considered a freestanding financial instrument as the Optional Early Termination and the Variable Maturity Consideration cannot be legally detachable and separately exercisable from each other and meet the definition of a derivative. The Company recorded the derivative instrument as a liability on its condensed consolidated balance sheets and measured it at fair value of $13,163 as of June 30, 2024, with the initial value of the instrument recorded as a loss on issuance of forward purchase agreement derivative liability of $4,935 in the condensed consolidated statements of operations and comprehensive loss. The change in fair value of the forward purchase agreement derivative liability of $8,228 was recorded during the three and six months ended June 30, 2024 in the condensed consolidated statements of operations and comprehensive loss.

The Prepayment is accounted for as a subscription receivable and recorded as a reduction to equity to reflect the substance of the overall arrangement as a net repurchase of the Recycled Shares and the Additional Shares. The Company recognized a subscription receivable of $10,986 associated with the Recycled Shares as a reduction to additional paid-in capital in its condensed consolidated balance sheet and a subscription receivable associated with the Additional Shares was fully offset with the proceeds that Sandia paid for the purchase of these shares, resulting in no cash received or paid for such share issuance.

In April 2024, Sandia partially exercised the optional early termination right under the Forward Purchase Agreement, pursuant to which 250,000 shares were terminated and the Company received payments totaling $2,500 under the early termination obligation prescribed in the Forward Purchase Agreement.

In addition, the Company reimbursed Sandia $64 at the Closing for reasonable out-of-pocket expenses for costs incurred in connection with the transaction, and (b) $54 in expenses incurred in connection with the acquisition of the Recycled Shares. These expenses were recorded within other income (expense), net in the condensed consolidated statements of operations and comprehensive loss during the three and six months ended June 30, 2024. The Company will also pay to the third party a quarterly fee of $5 in consideration of certain legal and administrative obligations in connection with this transaction.